AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.2%
Asset-Backed Securities — 6.5%
Automobiles — 2.6%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	2,195	$2,169,136
Series 2021-01, Class C
0.890%	10/19/26	2,085	2,010,750
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,104,809
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	342,635
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.570%(c)	12/26/31	1,475	1,475,000
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
7.320%(c)	12/26/31	250	250,000
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,177,210
Series 2024-01, Class B
5.170%	08/15/29	335	334,596
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	4,627	4,479,504
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	870	870,295
Series 2024-N01, Class B, 144A
5.630%	05/10/30	1,055	1,057,043
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,785	1,782,052
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,341,491
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	16	16,166
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,647,407
Series 2023-01A, Class D
6.690%	06/15/29	445	450,726
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,894,151
Series 2024-A, Class A4
5.050%	06/15/27	555	552,896
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	3,696,180
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	2,728,152
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,349,442
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,639,794
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	690	$686,984
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	292	286,339
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	735	731,485
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	179	179,217
Series 2023-03A, Class B, 144A
6.480%	07/20/29	755	760,851
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	258,520
Series 2023-03A, Class D, 144A
7.580%	09/20/29	205	212,254
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	1,265	1,265,408
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	250	249,923
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	5,395	5,184,668
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,895,230
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	810	809,949
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	773,240
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	597,221
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	306,102
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	213	214,357
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	1,997,643
			55,778,826
Collateralized Loan Obligations — 1.8%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.769%(c)	07/20/34	3,170	3,172,337
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.634%(c)	04/15/35	250	250,042
A1

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.676%(c)	01/15/31	3,165	$3,160,844
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.716%(c)	01/15/35	7,125	7,125,324
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.856%(c)	04/22/37	2,325	2,327,650
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34	1,290	1,287,656
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.604%(c)	10/15/32	280	280,084
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.646%(c)	07/15/33	3,755	3,755,601
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.096%(c)	10/18/33	2,090	2,096,196
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.616%(c)	04/15/34	4,150	4,153,433
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.864%(c)	07/15/33	3,670	3,673,014
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.699%(c)	07/20/29	1,452	1,452,979
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.726%(c)	07/15/34	2,655	2,656,844
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.726%(c)	01/15/35	3,310	3,317,618
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.876%(c)	04/25/37	510	510,909
			39,220,531
Equipment — 0.5%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,880	1,879,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	555	$562,363
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	885,635
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	208,259
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	185	187,002
Series 2023-02A, Class C, 144A
6.480%	01/21/31	695	704,129
Series 2023-02A, Class D, 144A
6.970%	07/21/31	475	483,352
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	712,202
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,422,039
Series 2024-A, Class A3, 144A
4.950%	07/14/31	3,005	2,994,654
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	610	609,062
			10,648,533
Other — 1.3%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	2,535	2,620,710
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	49	47,388
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	717	695,153
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,153	1,953,828
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,546	2,216,724
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	13	12,600
Series 2023-A, Class A, 144A
6.160%	02/25/38	1,427	1,448,897
Series 2023-A, Class B, 144A
6.530%	02/25/38	720	729,796
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	959	949,606
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,182	1,003,760
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	54	51,383

A2

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2020-01A, Class A, 144A
1.740%	10/20/37	240	$224,657
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	454	422,295
Series 2023-01A, Class A, 144A
4.930%	10/20/40	3,123	3,074,520
Series 2023-02A, Class A, 144A
6.180%	11/20/40	2,542	2,611,720
Series 2023-02A, Class B, 144A
6.330%	11/20/40	552	563,174
Progress Residential Trust,
Series 2020-SFR03, Class B, 144A
1.495%	10/17/27	410	383,958
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	3,010	2,974,192
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	3,385	3,419,644
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,681	2,369,924
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,209,508
			28,983,437
Student Loans — 0.3%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,274	1,235,619
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	938	909,984
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	662	620,955
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	821	748,218
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	429	378,629
Series 2021-B, Class A, 144A
1.310%	07/17/51	2,618	2,374,114
			6,267,519

Total Asset-Backed Securities (cost $138,593,803)			140,898,846
Commercial Mortgage-Backed Securities — 1.8%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.590%(c)	04/15/34	3,250	2,969,556
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.599%(c)	11/15/34	190	30,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	$1,300,516
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month SOFR + 1.654% (Cap N/A, Floor 1.540%)
6.979%(c)	10/15/34	580	578,913
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.990%(c)	08/15/38	2,189	1,861,141
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.092%(c)	05/15/38	340	337,572
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.466%(c)	06/15/27	3,315	3,324,323
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.736%(c)	10/15/36	1,725	1,701,281
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.139%(c)	01/15/34	341	339,069
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	101,501
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	646,761
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.390%(c)	11/15/36	445	439,438
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.353%(c)	05/15/36	195	194,516
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	1,815	1,637,590
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.380%)
6.819%(c)	07/15/38	302	301,329
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	37	36,706
Series K068, Class A1
2.952%	02/25/27	91	87,870
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	1,265	1,198,331

A3

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.648% (Cap N/A, Floor 1.534%)
6.973%(c)	12/15/36	1,689	$1,686,185
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.947% (Cap N/A, Floor 1.833%)
7.272%(c)	12/15/36	1,574	1,570,726
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.040%(c)	05/15/26	2,185	1,743,976
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,077,577
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	23,905
Series 2020-609M, Class A, 144A, 1 Month SOFR + 1.734% (Cap N/A, Floor 1.370%)
7.060%(c)	10/15/33	340	333,221
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	2,575	2,073,716
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	58,382
Series 2015-C27, Class AS
4.068%	12/15/47	265	251,122
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	746,871
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.390%(c)	12/15/36	260	209,303
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.435%(c)	11/15/38	8,315	7,442,767
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.240%(c)	04/15/36	195	192,777
SCG Mortgage Trust,
Series 2023-NASH, Class A, 144A, 1 Month SOFR + 2.391% (Cap N/A, Floor 2.391%)
7.716%(c)	12/15/40	2,895	2,911,284
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.939%(c)	05/15/38	410	389,513
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	575	578,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.640%(c)	05/15/31	695	$681,552

Total Commercial Mortgage-Backed Securities (cost $40,121,258)			39,058,666
Corporate Bonds — 29.1%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	980	963,260
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	1,410	1,416,172
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	455	418,800
5.040%	05/01/27	1,760	1,726,421
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	1,375	1,370,479
			4,931,872
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	720	642,006
6.000%	02/20/34	1,160	1,174,149
6.343%	08/02/30	400	416,413
7.079%	08/02/43	1,100	1,174,643
7.081%	08/02/53	2,110	2,277,882
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,420,366
			7,105,459
Auto Manufacturers — 1.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.650%	11/15/28	1,790	1,845,738
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.000%	01/15/27	300	299,208
5.125%	01/19/28(a)	445	441,577
5.375%	01/18/34	295	295,964
Ford Motor Co.,
Sr. Unsec’d. Notes
9.625%	04/22/30	360	422,081
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	440	429,394
6.798%	11/07/28(a)	675	704,177
6.800%	05/12/28	620	643,733

A4

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
7.122%	11/07/33(a)	650	$699,159
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	435	421,560
Sr. Unsec’d. Notes
5.400%	05/08/27	1,770	1,775,293
5.800%	06/23/28	830	846,050
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	730	729,926
5.350%	03/19/29	720	722,433
5.400%	01/08/31	430	431,467
5.500%	03/30/26	700	700,732
6.500%	01/16/29	855	897,492
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	815	737,460
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	5,020	4,778,233
4.625%	11/13/25(a)	1,325	1,308,518
4.750%	11/13/28(a)	1,755	1,730,048
5.600%	03/22/34	1,900	1,919,451
			22,779,694
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)	2,875	2,947,131
Banks — 7.9%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	3,000	3,045,600
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34(a)	3,230	3,221,179
5.819%(ff)	09/15/29(a)	3,358	3,443,745
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,815	8,878,762
4.271%(ff)	07/23/29	1,240	1,195,369
5.015%(ff)	07/22/33(a)	4,060	3,995,471
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	225	189,961
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.188%(ff)	03/14/35	1,975	1,966,164
6.317%(ff)	10/25/29	2,050	2,163,531
6.474%(ff)	10/25/34	2,350	2,558,855
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	1,173	1,137,120
5.304%(ff)	08/09/26	744	740,342
5.690%(ff)	03/12/30	1,845	1,855,276
6.036%(ff)	03/12/55	200	208,435
6.496%(ff)	09/13/27	815	831,097
6.692%(ff)	09/13/34	3,435	3,659,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.497%(ff)	05/20/30	2,730	$2,734,252
5.738%(ff)	02/20/35	2,675	2,689,686
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	2,630	2,315,553
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	645	649,719
6.208%(ff)	01/18/29	6,095	6,225,685
6.684%(ff)	09/13/27	2,140	2,185,475
6.840%(ff)	09/13/34(a)	1,240	1,321,614
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	3,295	3,212,382
4.658%(ff)	05/24/28	625	615,559
5.610%(ff)	09/29/26	2,815	2,819,756
Sub. Notes
4.450%	09/29/27	650	632,122
5.827%(ff)	02/13/35	7,535	7,454,362
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
7.500%	02/15/28	575	619,789
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	1,565	1,529,488
5.705%(ff)	03/01/30	1,570	1,580,897
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	1,480	1,458,975
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	465	452,502
2.550%	05/05/27	265	244,266
5.631%(ff)	01/29/32	685	686,026
6.339%(ff)	07/27/29(a)	1,620	1,669,355
6.361%(ff)	10/27/28	385	394,125
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/27	500	462,288
Sub. Notes
3.850%	03/15/26	325	313,383
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28(a)	2,520	2,410,464
3.691%(ff)	06/05/28	3,420	3,272,299
4.482%(ff)	08/23/28(a)	2,885	2,822,325
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	200	175,048
4.041%(ff)	03/13/28	254	244,602
4.755%(ff)	06/09/28	4,395	4,307,807
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	302,809

A5

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34	1,230	$1,276,934
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.182%(ff)	06/01/28	3,335	3,052,161
2.522%(ff)	04/22/31	6,445	5,575,800
2.739%(ff)	10/15/30	2,280	2,019,333
5.040%(ff)	01/23/28	1,255	1,250,588
5.336%(ff)	01/23/35(a)	1,145	1,149,093
Sub. Notes
2.956%(ff)	05/13/31	3,098	2,711,227
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	3,285	3,278,017
5.173%(ff)	01/16/30(a)	1,975	1,977,472
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	3,995	3,491,430
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34	3,230	3,200,299
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)	645	645,596
6.615%(ff)	10/20/27	410	422,011
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	5,570	5,249,692
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28	4,390	4,359,671
5.634%(ff)	01/19/30	2,595	2,585,624
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,425	1,321,242
2.819%(ff)	01/30/26	2,490	2,425,111
3.971%(ff)	03/30/26	2,020	1,983,822
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
5.523%	07/17/28(a)	410	418,844
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	845	848,849
5.678%(ff)	01/23/35	1,430	1,444,567
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.650%	09/11/28	615	629,651
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	290	313,563
Sr. Unsec’d. Notes
4.550%	04/17/26	250	245,820
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,650	1,524,318
1.364%(ff)	01/30/27	1,530	1,415,103
2.193%(ff)	06/05/26	1,980	1,894,499
2.746%(ff)	02/11/33	990	807,833
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.091%(ff)	05/14/32		1,765	$1,495,838
5.711%(ff)	01/12/27		525	526,682
6.246%(ff)	09/22/29		405	417,323
6.301%(ff)	09/22/34		1,625	1,699,844
6.537%(ff)	08/12/33		1,425	1,498,031
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		1,575	1,517,198
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)		2,380	2,178,890
2.572%(ff)	02/11/31		6,548	5,642,233
5.198%(ff)	01/23/30(a)		2,580	2,575,485
				169,962,920
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		4,305	4,491,147
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43		350	355,773
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27		450	419,469
5.800%	11/30/25		580	583,849
				1,003,318
Chemicals — 0.1%
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	2,675	2,590,809
Commercial Services — 0.2%
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	2,205	2,155,965
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,925	1,884,828
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	67,888
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		35	30,885
				4,139,566
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)		970	1,004,050

A6

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,255	$2,094,290
3.300%	01/30/32	1,782	1,526,744
4.625%	10/15/27	645	628,301
5.100%	01/19/29	1,000	993,528
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	1,210	1,090,120
3.650%	05/11/27	680	650,312
3.750%	03/09/27	445	427,173
5.247%(ff)	07/26/30	665	654,911
5.468%(ff)	02/01/29	4,555	4,546,755
5.700%(ff)	02/01/30(a)	935	942,975
6.051%(ff)	02/01/35(a)	1,205	1,227,669
7.624%(ff)	10/30/31	390	430,789
Sub. Notes
2.359%(ff)	07/29/32	353	271,473
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	176,034
2.650%	09/15/40	1,220	880,086
4.350%	06/15/29	980	955,162
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,780,880
3.200%	04/06/41	870	654,538
Gtd. Notes, 144A, MTN
2.000%	04/06/28	2,835	2,529,932
			22,461,672
Electric — 3.2%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	673	671,863
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	1,530	1,533,503
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	2,865	2,891,449
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	1,055	1,051,059
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28(a)	1,030	1,049,520
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	415	410,688
5.100%	03/01/29	3,000	2,989,330
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,935	1,754,975
6.100%	09/15/53	3,135	3,314,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	$919,266
6.950%	11/15/29	395	423,784
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	708	749,217
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25(a)	580	590,673
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/28	415	416,111
5.450%	03/15/34(a)	1,125	1,133,579
5.600%	03/15/53	3,500	3,496,152
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,320	2,288,516
5.250%	03/15/34	1,455	1,469,742
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	195	197,510
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	710	712,170
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/01/34	1,205	1,201,443
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	880	938,490
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,950	1,612,686
5.250%	02/28/53	1,345	1,280,183
5.749%	09/01/25	1,505	1,511,785
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	1,190	1,181,939
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	1,016	914,904
2.500%	02/01/31	2,280	1,897,764
3.300%	12/01/27	460	427,354
3.950%	12/01/47	1,160	868,522
4.550%	07/01/30	2,710	2,576,590
5.800%	05/15/34	1,635	1,649,659
5.900%	06/15/32	375	381,433
6.700%	04/01/53	760	824,075
6.750%	01/15/53	1,680	1,832,986
6.950%	03/15/34(a)	1,215	1,331,623
PacifiCorp,
First Mortgage
5.300%	02/15/31	1,805	1,811,292

A7

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28		4,695	$4,922,889
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/28		410	422,302
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28		445	420,516
3.700%	04/01/29		670	626,668
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53		1,125	1,130,629
First Mortgage, Series D
4.700%	06/01/27		1,580	1,562,483
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		3,470	3,470,060
5.700%	03/15/34		2,650	2,734,933
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.125%	05/13/25		881	874,313
6.950%	10/15/33		940	1,002,964
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,375	2,122,265
				69,595,953
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	1,100	1,035,367
2.000%	02/15/33	EUR	1,200	1,118,422
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	900	863,285
				3,017,074
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)		3,544	3,381,705
Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		440	437,833
6.400%	01/15/34		450	481,855
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33(a)		4,470	4,383,993
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31		840	702,177
3.150%	12/14/51		4,620	3,168,455
				9,174,313
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53		760	$774,010
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		445	424,483
5.250%	03/30/28		450	453,398
				1,651,891
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50(a)		813	480,618
Healthcare-Products — 0.9%
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		2,040	1,777,723
2.250%	09/15/31		960	787,717
3.300%	09/15/29		1,225	1,112,145
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,900	2,204,228
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		2,030	2,034,780
5.600%	03/23/34		5,395	5,412,009
5.900%	04/30/54		2,155	2,151,352
6.000%	05/15/64		2,145	2,126,847
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.200%	01/31/34(a)		975	994,022
				18,600,823
Healthcare-Services — 2.0%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		7,575	6,493,364
4.250%	12/15/27		490	467,265
4.625%	12/15/29		2,620	2,487,683
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		650	570,498
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53		1,075	1,029,426
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		945	777,484
3.125%	03/15/27		1,070	1,011,872
3.375%	03/15/29		430	394,516
3.500%	09/01/30(a)		4,805	4,342,929
4.125%	06/15/29		270	255,508
4.500%	02/15/27		425	416,703
5.375%	09/01/26		2,415	2,414,321
5.875%	02/15/26		365	366,558

A8

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	105	$83,947
4.875%	04/01/30	1,605	1,584,927
5.375%	04/15/31	1,955	1,956,836
5.750%	04/15/54	810	815,090
5.950%	03/15/34	1,205	1,251,956
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,735	1,801,821
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	715	720,758
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/31	3,245	3,247,120
5.000%	04/15/34	2,845	2,848,224
5.050%	04/15/53	5,559	5,404,397
5.875%	02/15/53	3,040	3,290,933
			44,034,136
Insurance — 1.0%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	420	391,163
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	626,065
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	2,965	2,982,210
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,082,789
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	440	420,600
3.850%	04/05/29(a)	2,660	2,488,357
3.900%	04/05/32(a)	715	643,420
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29(a)	425	425,755
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	7,418	7,188,676
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	920	783,902
5.700%	09/15/53	2,700	2,804,713
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,240	1,241,030
			21,078,680
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	3,265	$3,451,816
Investment Companies — 0.3%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	2,215	2,113,941
5.125%	02/14/53	3,670	3,183,725
			5,297,666
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26(a)	1,240	1,174,214
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	1,609	1,604,981
			2,779,195
Machinery-Diversified — 0.0%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	535	541,709
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28	1,125	1,043,741
6.484%	10/23/45	650	603,125
6.650%	02/01/34(a)	2,525	2,587,899
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	5,165	4,595,013
3.900%	03/01/38	1,145	996,559
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	1,240	960,469
			10,786,806
Mining — 0.3%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.625%	08/01/27	1,215	1,147,416
6.300%	09/08/53	500	496,719
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	177,937
6.300%	09/08/53	2,395	2,379,283
6.440%	01/26/36	1,270	1,311,506
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	865	833,150
5.000%	09/01/27	201	199,546
			6,545,557

A9

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.6%
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	445	$430,259
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/53	1,085	1,169,464
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)	1,766	1,828,696
6.375%	09/01/28(a)	595	619,256
6.625%	09/01/30	400	423,724
7.500%	05/01/31	1,575	1,753,602
8.875%	07/15/30	3,190	3,721,251
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)	845	858,910
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
6.450%	03/05/34	680	694,576
6.950%	03/05/54(a)	640	656,182
			12,155,920
Pharmaceuticals — 2.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	4,070	3,522,711
4.500%	05/14/35	2,794	2,687,078
4.550%	03/15/35	785	757,524
4.700%	05/14/45	145	135,442
4.875%	11/14/48	3,185	3,046,854
5.050%	03/15/34(a)	2,950	2,986,491
5.350%	03/15/44	585	596,478
5.400%	03/15/54	2,510	2,583,416
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,835	1,789,770
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.125%	11/21/26	570	574,924
6.250%	01/21/29(a)	420	427,050
6.375%	11/21/30	1,435	1,466,568
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,548,751
3.700%	06/06/27	1,795	1,724,679
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.100%	02/22/31	1,110	1,120,385
5.200%	02/22/34	2,315	2,351,160
5.550%	02/22/54	940	967,575
5.650%	02/22/64	1,255	1,292,223
6.250%	11/15/53(a)	1,453	1,637,722
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	130	105,858
2.700%	08/21/40	90	62,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.050%	03/25/48	5,790	$5,250,081
5.125%	07/20/45	105	96,712
5.875%	06/01/53(a)	1,215	1,234,151
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	536	517,956
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	1,440	1,416,540
5.300%	05/19/53	1,410	1,402,114
5.340%	05/19/63	2,235	2,188,620
			45,491,449
Pipelines — 1.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	1,006,776
4.450%	07/15/27	569	555,324
5.950%	06/01/26	5,035	5,081,191
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,240	1,237,038
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	880	853,340
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	2,165	2,178,728
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	2,165	2,151,072
Enbridge, Inc. (Canada),
Gtd. Notes
6.200%	11/15/30	665	704,064
6.700%	11/15/53	1,050	1,181,766
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,020	990,037
5.550%	02/15/28	2,045	2,073,035
5.550%	05/15/34(a)	1,160	1,163,366
5.950%	05/15/54	765	763,384
6.400%	12/01/30	1,435	1,513,758
6.550%	12/01/33	685	734,057
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	430	419,136
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28	410	419,505
5.800%	11/01/30	1,260	1,298,573
6.050%	09/01/33	1,255	1,310,157
6.625%	09/01/53	2,530	2,789,366
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	440	426,272

A10

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29	812	$846,657
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	425	418,457
5.500%	03/01/30	2,940	2,925,405
6.875%	01/15/29	489	502,743
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	435	419,933
6.350%	01/15/29	415	430,128
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	3,390	3,261,955
			37,655,223
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	330	323,632
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	785	785,147
5.250%	07/15/28	420	420,179
5.450%	02/15/34(a)	2,300	2,306,345
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,380	1,356,394
3.900%	03/15/27	4,490	4,308,379
4.050%	07/01/30(a)	681	632,701
4.125%	06/15/26	2,675	2,604,271
4.125%	05/15/29	2,755	2,598,076
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	1,335	1,079,951
2.500%	07/15/31	280	231,697
5.600%	06/01/29	1,675	1,696,760
5.800%	03/01/34(a)	1,085	1,110,768
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	735	727,791
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	790,766
3.625%	01/15/28	80	73,838
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	470	403,888
3.500%	07/15/29	435	402,674
Invitation Homes Operating Partnership LP,
Gtd. Notes
5.450%	08/15/30(a)	561	562,756
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	98,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.250%	08/15/29	80	$73,564
4.375%	10/01/25	2,655	2,599,421
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,099,371
2.836%	01/15/50	2,745	2,679,191
			28,965,662
Retail — 0.6%
Dollar General Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/27	440	424,868
5.450%	07/05/33(a)	2,165	2,172,548
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	561	459,534
5.625%	04/15/53	775	781,302
5.750%	07/01/53	785	810,245
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53	5,530	5,597,981
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31(a)	2,850	2,333,848
			12,580,326
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27(a)	430	416,732
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33	1,533	1,243,548
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	2,155	1,865,594
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	640	623,924
4.663%	02/15/30	2,340	2,287,333
5.300%	01/15/31	799	804,117
6.750%	11/01/29	1,460	1,566,929
			8,808,177
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	435	419,914
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33	2,145	2,099,668
			2,519,582
Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	1,438	1,015,910

A11

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	$2,835,388
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/29	865	861,271
5.400%	04/15/34	1,010	1,008,071
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.200%	03/15/27	1,305	1,238,128
3.625%	12/15/25	45	43,634
3.800%	03/15/32	1,340	1,202,162
4.350%	05/01/49	180	146,677
4.550%	03/15/52	4,136	3,480,577
5.000%	02/15/29	3,120	3,098,015
5.300%	02/15/34(a)	2,695	2,666,243
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,910	3,097,660
8.750%	03/15/32	2,115	2,562,554
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	2,215	2,076,302
5.750%	01/15/54	7,295	7,542,891
6.000%	06/15/54(a)	925	988,607
			33,864,090
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	2,190	2,197,199

Total Corporate Bonds (cost $616,130,097)			629,392,241
Municipal Bonds — 0.2%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	230,080
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	230,212
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	148,868
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	141,183
7.625%	03/01/40	100	122,433
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	13,624
			886,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	$337,781
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	500,467
			838,248
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	322	370,679
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	222,877
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	255,870
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	432,818
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	311,594
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	49,615
			794,027
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	140,697
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	116,488
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	393,712
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	232,690

Total Municipal Bonds (cost $3,998,791)			4,251,688

A12

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.6%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	68	$60,803
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	312,056
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	248	208,985
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,124	949,029
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	236	195,056
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	1,034	869,279
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,062	1,632,901
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,765	1,482,603
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(cc)	05/27/37	118	114,574
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	45	42,329
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	137	109,771
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.435%(c)	02/25/30	10	10,209
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	107
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	220	223,844
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	557	538,794
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.455%(cc)	05/25/48	4,764	4,237,643
Freddie Mac REMIC,
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
5.933%(c)	10/15/46	17	16,853
Series 4977, Class IO, IO
4.500%	05/25/50	1,046	207,075
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	208	185,325
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	176	161,530
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	147	$15,501
Series 2013-82, Class IG, IO
3.500%	05/20/43	454	69,977
Series 2017-184, Class JH
3.000%	12/20/47	12	10,708
Series 2018-08, Class DA
3.000%	11/20/47	151	136,966
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,239,584
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.133%(cc)	07/25/44	22	21,469
Series 2020-INV01, Class A14, 144A
2.925%(cc)	10/25/50	1,174	989,430
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,592	1,260,249
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,654	1,309,420
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	463	412,697
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	236	223,876
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	393	345,156
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	524	443,516
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	189	159,956
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	67	64,908
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	192	180,748
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	128	101,727
Series 2023-NQM01, Class A2, 144A
7.530%	09/25/68	705	716,776
OBX Trust,
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
6.544%(c)	10/25/59	16	15,938
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	54	47,342
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
6.394%(c)	02/25/60	25	22,966
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	150	127,072
Series 2023-NQM09, Class A2, 144A
7.513%	10/25/63	183	185,650

A13

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.782%(cc)	08/25/47	1,180	$1,068,737
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	53	47,116
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	450	414,750
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	33	32,038
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	877	807,003
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	107	101,404
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.444%(c)	10/25/59	424	426,685
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	4,025	3,186,792
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,632	1,292,393
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	328	317,498
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	10	10,404
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	405	393,282
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	114	99,359
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	507	443,558
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	937	777,189
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	5,105	4,417,066
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	1,063	968,300

Total Residential Mortgage-Backed Securities (cost $33,344,138)			34,463,972
Sovereign Bonds — 0.4%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29	2,175	2,147,813
6.000%	05/07/36	2,030	2,034,060
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29	2,380	2,381,488
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
4.750%	01/16/30	850	$841,234
5.750%	01/16/54	1,580	1,563,706

Total Sovereign Bonds (cost $8,938,670)			8,968,301
U.S. Government Agency Obligations — 26.3%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	649	565,622
1.500%	02/01/36	1,360	1,184,527
2.000%	08/01/36	1,021	910,152
2.000%	04/01/37	289	255,558
2.000%	05/01/37	104	91,873
2.000%	06/01/37	139	123,091
2.000%	03/01/42	2,728	2,286,619
2.000%	06/01/50	401	322,695
2.000%	07/01/50	320	256,108
2.000%	02/01/51	7,496	5,970,815
2.000%	04/01/51	1,632	1,298,686
2.000%	05/01/51	55	44,136
2.000%	05/01/51	2,257	1,793,744
2.000%	07/01/51	32	26,082
2.000%	12/01/51	3,224	2,573,861
2.000%	03/01/52	651	522,069
2.000%	03/01/52	1,244	985,509
2.000%	04/01/52	1,111	880,161
2.000%	04/01/52	1,314	1,049,137
2.000%	05/01/52	346	277,697
2.500%	07/01/37	171	155,552
2.500%	07/01/37	535	486,648
2.500%	03/01/42	2,216	1,924,425
2.500%	07/01/50	282	236,673
2.500%	07/01/50	2,617	2,183,762
2.500%	10/01/50	436	363,587
2.500%	05/01/51	250	210,230
2.500%	06/01/51	129	106,750
2.500%	06/01/51	955	807,164
2.500%	07/01/51	337	280,509
2.500%	08/01/51	656	545,351
2.500%	08/01/51	2,078	1,724,904
2.500%	01/01/52	5,243	4,385,997
2.500%	02/01/52	165	136,388
2.500%	04/01/52	9,806	8,117,024
2.500%	05/01/52	13,358	11,046,704
2.500%	07/01/52	148	122,699
3.000%	01/01/27	4	3,807
3.000%	02/01/30	12	11,660
3.000%	05/01/30	263	254,549
3.000%	11/01/33	503	472,505
3.000%	02/01/34	495	468,071
3.000%	04/01/34	42	39,755
3.000%	03/01/35	109	102,446
3.000%	11/01/42	14	12,575
3.000%	01/01/43	17	15,354
3.000%	02/01/43	5	4,475
3.000%	02/01/43	11	10,155

A14

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/43	50	$44,594
3.000%	03/01/43	48	42,520
3.000%	03/01/45	7	5,769
3.000%	04/01/45	54	48,394
3.000%	06/01/45	12	10,562
3.000%	06/01/45	82	73,036
3.000%	07/01/45	52	46,494
3.000%	02/01/47	713	627,697
3.000%	02/01/48	8	6,971
3.000%	09/01/49	618	546,407
3.000%	11/01/49	621	545,991
3.000%	02/01/50	237	207,898
3.000%	06/01/50	264	231,910
3.000%	08/01/50	1,126	989,077
3.000%	09/01/51	2,884	2,511,209
3.000%	11/01/51	1,940	1,671,897
3.000%	01/01/52	1,452	1,256,836
3.000%	04/01/52	2,444	2,105,106
3.500%	06/01/33	33	31,561
3.500%	02/01/34	72	68,852
3.500%	03/01/42	1	1,228
3.500%	04/01/42	10	9,152
3.500%	04/01/42	101	93,665
3.500%	08/01/42	14	12,682
3.500%	08/01/42	19	17,309
3.500%	08/01/42	101	92,765
3.500%	09/01/42	1	1,281
3.500%	09/01/42	24	22,262
3.500%	09/01/42	147	135,053
3.500%	10/01/42	4	3,248
3.500%	10/01/42	37	34,000
3.500%	11/01/42	17	15,688
3.500%	12/01/42	224	206,077
3.500%	01/01/43	176	161,895
3.500%	04/01/43	5	4,301
3.500%	04/01/43	21	19,441
3.500%	04/01/43	140	129,038
3.500%	05/01/43	389	357,363
3.500%	07/01/43	26	24,217
3.500%	10/01/43	45	41,600
3.500%	01/01/44	230	211,821
3.500%	03/01/44	284	260,370
3.500%	03/01/45	114	104,552
3.500%	05/01/45	129	118,179
3.500%	06/01/45	26	23,579
3.500%	06/01/45	165	151,001
3.500%	03/01/46	104	95,605
3.500%	12/01/46	1,280	1,166,892
3.500%	01/01/48	2,435	2,222,533
3.500%	03/01/48	953	872,707
3.500%	10/01/49	51	46,327
3.500%	12/01/49	127	115,735
3.500%	01/01/50	978	888,698
3.500%	02/01/50	2,656	2,432,155
3.500%	05/01/51	2,012	1,818,288
4.000%	06/01/33	81	78,849
4.000%	10/01/34	33	31,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	08/01/37	1,471	$1,432,169
4.000%	05/01/38	184	176,238
4.000%	09/01/40	1	703
4.000%	10/01/40	2	1,837
4.000%	10/01/40	4	3,707
4.000%	10/01/40	11	10,561
4.000%	11/01/40	5	4,408
4.000%	12/01/40	2	1,592
4.000%	12/01/40	119	113,017
4.000%	12/01/40	261	247,489
4.000%	12/01/40	359	340,914
4.000%	02/01/41	13	11,974
4.000%	02/01/41	72	68,292
4.000%	04/01/41	451	427,860
4.000%	10/01/41	26	24,785
4.000%	10/01/41	81	76,885
4.000%	12/01/41	59	55,411
4.000%	02/01/42	194	184,193
4.000%	03/01/42	5	5,113
4.000%	04/01/42	2	2,055
4.000%	04/01/42	7	6,602
4.000%	04/01/42	22	20,418
4.000%	04/01/42	48	45,937
4.000%	06/01/42	8	7,418
4.000%	07/01/42	445	421,695
4.000%	09/01/42	31	29,376
4.000%	11/01/42	200	189,505
4.000%	05/01/43	35	32,844
4.000%	09/01/43	134	126,939
4.000%	02/01/45	68	64,880
4.000%	05/01/45	24	22,494
4.000%	11/01/45	43	40,409
4.000%	01/01/46	1,436	1,362,158
4.000%	04/01/46	3	3,273
4.000%	04/01/46	8	7,561
4.000%	04/01/46	149	141,676
4.000%	10/01/47	2	2,352
4.000%	04/01/48	4	4,073
4.000%	06/01/48	115	108,992
4.000%	01/01/50	40	37,494
4.000%	02/01/50	2,184	2,049,072
4.500%	09/01/37	149	146,868
4.500%	05/01/39	35	34,778
4.500%	05/01/39	36	35,175
4.500%	06/01/39	22	21,557
4.500%	08/01/39	155	151,827
4.500%	09/01/39	11	10,913
4.500%	10/01/39	4	4,118
4.500%	10/01/39	10	10,190
4.500%	10/01/39	60	59,146
4.500%	10/01/39	208	204,643
4.500%	10/01/39	470	461,791
4.500%	12/01/39	14	14,093
4.500%	03/01/40	30	29,332
4.500%	05/01/40	20	19,751
4.500%	08/01/40	33	32,810
4.500%	08/01/40	52	50,624

A15

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/40	40	$39,215
4.500%	11/01/40	29	28,369
4.500%	01/01/41	52	50,541
4.500%	02/01/41	6	6,250
4.500%	02/01/41	8	8,220
4.500%	02/01/41	9	8,689
4.500%	02/01/41	18	18,164
4.500%	03/01/41	42	41,049
4.500%	04/01/41	66	64,993
4.500%	04/01/41	120	117,730
4.500%	10/01/41	367	360,313
4.500%	01/01/42	18	17,701
4.500%	05/01/42	20	19,252
4.500%	03/01/44	6	5,391
4.500%	03/01/44	15	14,623
4.500%	03/01/44	16	15,514
4.500%	12/01/48	330	320,818
4.500%	05/01/50	138	132,994
4.500%	11/01/52	1,974	1,880,047
4.500%	12/01/52	211	201,204
5.000%	07/01/25	—(r)	1
5.000%	07/01/33	—(r)	213
5.000%	11/01/33	1	1,248
5.000%	11/01/33	2	1,509
5.000%	11/01/33	2	2,253
5.000%	11/01/33	3	2,838
5.000%	07/01/35	447	449,792
5.000%	11/01/35	66	66,924
5.000%	12/01/35	1	743
5.000%	09/01/39	2	2,279
5.000%	04/01/40	4	3,544
5.000%	04/01/40	30	29,665
5.000%	06/01/40	30	30,374
5.000%	07/01/40	3	3,022
5.000%	07/01/40	21	20,925
5.000%	08/01/40	12	12,465
5.000%	08/01/40	36	36,018
5.000%	08/01/40	107	106,544
5.000%	06/01/41	59	59,147
5.000%	07/01/41	4	3,764
5.000%	07/01/41	6	5,593
5.000%	07/01/41	16	15,652
5.000%	07/01/41	21	21,146
5.000%	11/01/52	2,305	2,250,712
5.000%	05/01/53	545	531,944
5.000%	11/01/53	1,025	999,712
5.500%	03/01/34	15	14,833
5.500%	07/01/35	9	9,510
5.500%	06/01/36	17	17,412
5.500%	01/01/38	277	282,880
5.500%	06/01/41	102	103,971
5.500%	08/01/53	4,855	4,845,224
5.500%	02/01/54	1,394	1,390,055
6.000%	10/01/32	—(r)	55
6.000%	03/01/33	3	2,911
6.000%	12/01/33	7	7,185
6.000%	12/01/33	80	81,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	06/01/37	1	$548
6.000%	01/01/38	3	3,433
6.000%	07/01/38	2	2,133
6.000%	08/01/38	4	4,058
6.500%	08/01/36	5	5,381
6.500%	09/01/39	14	14,201
7.000%	06/01/32	—(r)	493
7.000%	06/01/32	1	661
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
4.848%(c)	04/01/37	14	13,892
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.034%, Floor 1.733%)
6.108%(c)	02/01/37	6	5,771
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.072%, Floor 1.750%)
6.125%(c)	02/01/35	2	1,503
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.251%, Floor 1.750%)
6.000%(c)	07/01/41	75	75,419
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.451%, Floor 1.750%)
6.000%(c)	12/01/40	41	42,399
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—(r)	244
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	2	1,665
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	3	2,720
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.915% (Cap 7.679%, Floor 1.915%)
6.111%(c)	10/01/42	12	11,992
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 10.562%, Floor 1.917%)
6.292%(c)	02/01/37	1	1,367
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.930% (Cap 10.966%, Floor 1.930%)
6.187%(c)	12/01/36	1	584
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.030% (Cap 11.126%, Floor 2.030%)
6.276%(c)	11/01/36	2	2,169
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	2	2,032
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.340%(c)	10/01/36	—(r)	311
Federal National Mortgage Assoc.
1.500%	04/01/37	2,940	2,546,926
1.500%	05/01/37	1,390	1,203,217
1.500%	05/01/37	2,855	2,471,831
1.500%	01/01/42	3,076	2,502,514
2.000%	07/01/28	4	3,865
2.000%	05/01/36	373	330,659

A16

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	09/01/36	1,443	$1,285,437
2.000%	09/01/36	1,463	1,310,177
2.000%	03/01/37	4,667	4,134,014
2.000%	04/01/37	8,149	7,217,440
2.000%	05/01/37	809	716,748
2.000%	06/01/37	78	68,821
2.000%	08/01/37	1,011	896,209
2.000%	03/01/42	795	667,155
2.000%	04/01/42	4,893	4,102,563
2.000%	08/01/42	207	173,576
2.000%	07/01/50	124	99,354
2.000%	10/01/50	177	142,921
2.000%	10/01/50	1,360	1,083,341
2.000%	11/01/50	103	82,405
2.000%	12/01/50	11,394	9,080,934
2.000%	01/01/51	3,615	2,877,280
2.000%	02/01/51	8,011	6,382,762
2.000%	03/01/51	8,724	6,930,430
2.000%	04/01/51	8,069	6,409,367
2.000%	05/01/51	52	41,777
2.000%	05/01/51	8,407	6,689,777
2.000%	07/01/51	26	20,817
2.000%	07/01/51	49	39,199
2.000%	07/01/51	54	42,990
2.000%	08/01/51	3,223	2,561,682
2.000%	12/01/51	8,129	6,491,837
2.000%	02/01/52	2,143	1,711,364
2.000%	02/01/52	2,744	2,190,918
2.000%	02/01/52	2,872	2,308,536
2.000%	02/01/52	5,447	4,322,637
2.000%	02/01/52	10,861	8,619,957
2.000%	03/01/52	1,253	1,006,876
2.000%	03/01/52	12,504	9,903,813
2.000%	04/01/52	342	271,195
2.000%	04/01/52	1,640	1,298,099
2.500%	TBA	3,360	2,776,907
2.500%	11/01/29	8	7,471
2.500%	05/01/30	12	11,130
2.500%	01/01/31	58	54,116
2.500%	11/01/34	1,952	1,825,986
2.500%	11/01/36	1,842	1,687,603
2.500%	02/01/37	3,830	3,490,141
2.500%	03/01/37	1,057	961,698
2.500%	04/01/37	809	724,198
2.500%	04/01/37	2,220	2,019,935
2.500%	10/01/37	97	86,901
2.500%	07/01/50	1,586	1,333,827
2.500%	09/01/50	1,118	940,980
2.500%	09/01/50	6,592	5,565,008
2.500%	01/01/51	616	514,182
2.500%	02/01/51	618	515,536
2.500%	05/01/51	243	202,435
2.500%	05/01/51	307	257,620
2.500%	05/01/51	397	333,728
2.500%	05/01/51	4,127	3,429,193
2.500%	06/01/51	604	506,817
2.500%	06/01/51	1,005	850,163
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/51	3,784	$3,142,960
2.500%	07/01/51	584	485,191
2.500%	07/01/51	952	787,637
2.500%	08/01/51	183	152,409
2.500%	08/01/51	209	173,045
2.500%	08/01/51	508	423,533
2.500%	08/01/51	2,407	2,006,983
2.500%	08/01/51	5,953	4,959,644
2.500%	10/01/51	4,213	3,519,237
2.500%	10/01/51	5,071	4,241,644
2.500%	01/01/52	673	556,440
2.500%	01/01/52	7,526	6,274,316
2.500%	02/01/52	219	183,439
2.500%	02/01/52	1,296	1,073,852
2.500%	03/01/52	175	145,827
2.500%	03/01/52	453	380,432
3.000%	01/01/27	49	47,191
3.000%	08/01/27	5	4,371
3.000%	08/01/27	5	4,491
3.000%	10/01/27	13	12,913
3.000%	11/01/27	4	4,202
3.000%	12/01/27	2	1,958
3.000%	12/01/27	8	7,444
3.000%	01/01/28	8	7,542
3.000%	02/01/28	6	6,064
3.000%	03/01/28	8	7,335
3.000%	04/01/28	6	5,854
3.000%	05/01/28	9	8,193
3.000%	06/01/28	8	7,317
3.000%	06/01/28	43	41,348
3.000%	07/01/28	8	8,066
3.000%	08/01/28	9	8,768
3.000%	09/01/28	10	9,612
3.000%	10/01/28	6	5,855
3.000%	11/01/28	162	155,561
3.000%	01/01/29	7	6,523
3.000%	02/01/29	164	157,674
3.000%	03/01/29	12	11,701
3.000%	03/01/30	26	24,805
3.000%	12/01/32	75	71,367
3.000%	03/01/33	28	26,568
3.000%	06/01/33	2	1,620
3.000%	09/01/33	6	5,231
3.000%	12/01/34	32	29,708
3.000%	12/01/34	106	99,267
3.000%	01/01/35	26	24,761
3.000%	01/01/35	178	166,880
3.000%	05/01/35	3,042	2,845,638
3.000%	06/01/35	376	353,202
3.000%	11/01/36	14	13,185
3.000%	11/01/36	58	53,640
3.000%	12/01/36	17	15,723
3.000%	01/01/40	2,211	2,007,317
3.000%	02/01/40	343	310,620
3.000%	04/01/40	139	126,589
3.000%	04/01/40	3,740	3,347,768
3.000%	09/01/42	180	160,270

A17

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/42	151	$134,610
3.000%	10/01/42	407	363,712
3.000%	11/01/42	91	81,094
3.000%	11/01/42	95	85,202
3.000%	01/01/43	18	15,862
3.000%	01/01/43	85	76,153
3.000%	02/01/43	3	2,820
3.000%	02/01/43	5	4,023
3.000%	02/01/43	9	8,396
3.000%	02/01/43	17	15,033
3.000%	02/01/43	20	18,116
3.000%	02/01/43	71	63,659
3.000%	02/01/43	128	114,216
3.000%	03/01/43	104	93,290
3.000%	04/01/43	5	4,550
3.000%	04/01/43	1,799	1,606,441
3.000%	05/01/43	1	686
3.000%	05/01/43	9	7,697
3.000%	05/01/43	13	11,688
3.000%	05/01/43	24	21,328
3.000%	05/01/43	39	34,443
3.000%	05/01/43	66	59,079
3.000%	05/01/43	275	245,738
3.000%	07/01/43	82	73,024
3.000%	08/01/43	30	26,519
3.000%	08/01/43	258	227,737
3.000%	09/01/43	403	359,917
3.000%	02/01/44	34	30,042
3.000%	12/01/44	1	1,068
3.000%	05/01/45	82	72,464
3.000%	08/01/45	202	179,140
3.000%	05/01/46	2,057	1,805,926
3.000%	06/01/46	406	361,515
3.000%	08/01/46	171	150,689
3.000%	09/01/46	20	17,893
3.000%	10/01/46	92	80,654
3.000%	11/01/46	67	58,984
3.000%	11/01/46	72	63,782
3.000%	11/01/46	91	80,286
3.000%	11/01/46	247	218,271
3.000%	11/01/46	354	312,634
3.000%	11/01/46	672	593,282
3.000%	11/01/46	2,464	2,200,014
3.000%	11/01/46	3,276	2,888,341
3.000%	12/01/46	47	41,588
3.000%	12/01/46	76	67,198
3.000%	12/01/46	77	67,570
3.000%	12/01/46	78	68,959
3.000%	01/01/47	54	47,320
3.000%	01/01/47	1,905	1,669,361
3.000%	02/01/47	109	97,209
3.000%	06/01/47	693	615,671
3.000%	03/01/48	11	10,067
3.000%	08/01/49	614	543,052
3.000%	11/01/49	147	128,028
3.000%	02/01/50	148	129,089
3.000%	02/01/50	259	226,680
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/01/50	669	$586,565
3.000%	05/01/50	28	24,221
3.000%	05/01/50	10,140	8,860,076
3.000%	07/01/50	133	114,952
3.000%	07/01/50	243	212,588
3.000%	08/01/50	449	389,742
3.000%	08/01/50	724	628,818
3.000%	09/01/50	29	24,914
3.000%	10/01/50	1,375	1,196,039
3.000%	10/01/51	59	51,907
3.000%	04/01/52	4,141	3,567,015
3.500%	TBA	3,800	3,400,534
3.500%	07/01/30	19	18,323
3.500%	08/01/30	97	93,962
3.500%	07/01/32	293	280,088
3.500%	08/01/32	88	84,833
3.500%	12/01/33	1,417	1,362,507
3.500%	01/01/34	4	3,473
3.500%	01/01/34	7	6,645
3.500%	01/01/34	15	14,215
3.500%	01/01/34	23	21,708
3.500%	05/01/34	560	540,224
3.500%	07/01/34	26	24,711
3.500%	07/01/34	77	73,611
3.500%	08/01/34	97	93,081
3.500%	02/01/35	71	67,573
3.500%	09/01/37	52	49,136
3.500%	06/01/38	22	20,418
3.500%	10/01/41	6	5,159
3.500%	12/01/41	45	41,844
3.500%	06/01/42	77	70,491
3.500%	06/01/42	158	144,540
3.500%	07/01/42	21	19,562
3.500%	07/01/42	89	81,808
3.500%	08/01/42	199	182,492
3.500%	09/01/42	350	320,666
3.500%	10/01/42	319	291,712
3.500%	11/01/42	52	47,478
3.500%	01/01/43	55	50,678
3.500%	01/01/43	380	347,748
3.500%	04/01/43	40	36,732
3.500%	05/01/43	528	484,868
3.500%	06/01/43	10	9,501
3.500%	06/01/43	215	197,868
3.500%	06/01/43	227	207,854
3.500%	07/01/43	25	23,209
3.500%	07/01/43	65	59,470
3.500%	07/01/43	84	76,766
3.500%	07/01/43	127	116,795
3.500%	07/01/43	313	288,337
3.500%	08/01/43	58	52,934
3.500%	08/01/43	61	55,597
3.500%	08/01/43	66	60,642
3.500%	09/01/43	29	26,961
3.500%	03/01/44	362	332,306
3.500%	07/01/44	35	31,928
3.500%	04/01/45	—(r)	354

A18

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/01/45	11	$10,055
3.500%	04/01/45	45	41,439
3.500%	05/01/45	31	28,428
3.500%	07/01/45	62	57,005
3.500%	09/01/45	62	56,454
3.500%	11/01/45	13	11,513
3.500%	11/01/45	38	34,347
3.500%	12/01/45	115	105,024
3.500%	12/01/45	877	803,895
3.500%	12/01/45	3,427	3,125,258
3.500%	01/01/46	24	21,458
3.500%	01/01/46	310	283,219
3.500%	01/01/46	354	324,073
3.500%	05/01/46	119	108,892
3.500%	06/01/46	410	378,309
3.500%	02/01/47	12	11,191
3.500%	02/01/47	2,031	1,865,878
3.500%	08/01/47	55	49,761
3.500%	09/01/47	26	23,833
3.500%	10/01/47	111	101,647
3.500%	11/01/47	32	28,737
3.500%	12/01/47	4	3,399
3.500%	01/01/48	148	136,104
3.500%	02/01/48	20	18,271
3.500%	02/01/48	641	584,922
3.500%	12/01/48	1,250	1,139,709
3.500%	06/01/49	612	556,871
3.500%	06/01/49	2,239	2,054,176
3.500%	06/01/49	2,630	2,398,047
3.500%	10/01/49	107	97,880
3.500%	05/01/50	157	142,880
3.500%	07/01/50	1,291	1,176,088
3.500%	08/01/50	162	147,543
4.000%	11/01/31	20	18,958
4.000%	07/01/35	783	766,554
4.000%	11/01/40	35	32,785
4.000%	11/01/40	249	235,992
4.000%	12/01/40	321	300,327
4.000%	01/01/41	39	37,182
4.000%	01/01/41	209	197,929
4.000%	02/01/41	12	11,245
4.000%	02/01/41	23	21,534
4.000%	02/01/41	30	28,838
4.000%	02/01/41	48	45,950
4.000%	02/01/41	128	121,225
4.000%	02/01/41	435	411,895
4.000%	03/01/41	335	317,043
4.000%	04/01/41	112	105,793
4.000%	10/01/41	133	125,584
4.000%	11/01/41	117	111,031
4.000%	01/01/42	10	9,480
4.000%	01/01/42	152	144,145
4.000%	01/01/42	158	149,335
4.000%	02/01/42	20	19,381
4.000%	02/01/42	120	113,224
4.000%	02/01/42	175	166,096
4.000%	08/01/42	439	418,340
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/01/43	8	$7,538
4.000%	10/01/43	74	70,581
4.000%	03/01/44	110	104,679
4.000%	05/01/45	82	77,731
4.000%	06/01/45	149	139,232
4.000%	07/01/45	43	40,769
4.000%	09/01/45	74	69,840
4.000%	09/01/45	1,481	1,403,685
4.000%	10/01/45	43	40,620
4.000%	10/01/45	4,660	4,415,405
4.000%	11/01/45	5	4,324
4.000%	12/01/45	73	68,195
4.000%	01/01/46	30	28,224
4.000%	03/01/46	10	9,687
4.000%	03/01/46	260	246,278
4.000%	03/01/46	280	265,490
4.000%	07/01/46	30	28,100
4.000%	09/01/46	69	64,508
4.000%	12/01/46	4	4,193
4.000%	02/01/47	1,639	1,552,362
4.000%	10/01/47	52	48,845
4.000%	12/01/47	55	51,326
4.000%	10/01/48	1,025	978,320
4.000%	12/01/49	311	290,942
4.000%	10/01/51	834	778,963
4.000%	08/01/52	2,089	1,937,478
4.000%	09/01/52	1,113	1,032,088
4.500%	09/01/35	10	9,542
4.500%	03/01/39	72	71,367
4.500%	06/01/39	38	36,789
4.500%	08/01/39	103	100,871
4.500%	09/01/39	122	119,448
4.500%	11/01/39	34	33,548
4.500%	12/01/39	176	172,695
4.500%	12/01/39	415	406,947
4.500%	03/01/40	4	4,032
4.500%	04/01/40	266	260,540
4.500%	07/01/40	30	29,493
4.500%	08/01/40	22	21,207
4.500%	09/01/40	315	308,990
4.500%	10/01/40	12	11,836
4.500%	11/01/40	459	450,029
4.500%	12/01/40	33	32,280
4.500%	12/01/40	51	49,983
4.500%	12/01/40	227	222,615
4.500%	02/01/41	52	50,598
4.500%	02/01/41	54	52,543
4.500%	02/01/41	80	78,401
4.500%	02/01/41	141	138,064
4.500%	04/01/41	459	449,890
4.500%	05/01/41	5	5,216
4.500%	05/01/41	11	11,240
4.500%	05/01/41	419	411,315
4.500%	06/01/41	33	32,330
4.500%	06/01/41	36	35,546
4.500%	08/01/41	6	6,081
4.500%	10/01/41	5	5,383

A19

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/41	9	$9,036
4.500%	11/01/41	7	6,530
4.500%	11/01/41	137	134,549
4.500%	04/01/42	59	58,065
4.500%	08/01/42	14	13,474
4.500%	09/01/42	10	10,037
4.500%	09/01/42	21	20,132
4.500%	10/01/42	80	78,270
4.500%	09/01/43	24	23,027
4.500%	11/01/43	18	17,764
4.500%	01/01/44	14	13,389
4.500%	01/01/44	36	35,586
4.500%	04/01/44	21	20,754
4.500%	06/01/44	24	23,980
4.500%	10/01/44	74	72,372
4.500%	02/01/45	17	17,041
4.500%	02/01/45	38	36,669
4.500%	10/01/45	45	44,223
4.500%	02/01/46	63	61,879
4.500%	03/01/46	13	13,036
4.500%	03/01/46	64	62,396
4.500%	06/01/46	11	11,107
4.500%	07/01/46	46	44,783
4.500%	11/01/46	25	24,727
4.500%	12/01/46	50	48,483
4.500%	01/01/47	9	8,595
4.500%	01/01/47	14	13,754
4.500%	02/01/47	25	23,827
4.500%	05/01/47	93	91,268
4.500%	11/01/47	727	706,310
4.500%	08/01/48	150	145,377
4.500%	12/01/48	545	527,785
4.500%	09/01/49	2,572	2,493,717
4.500%	11/01/49	5	4,786
4.500%	01/01/50	124	120,087
4.500%	05/01/50	111	107,015
4.500%	07/01/52	1,917	1,825,862
4.500%	08/01/52	1,582	1,506,310
4.500%	10/01/52	556	529,099
4.500%	01/01/53	6,254	5,954,900
5.000%	TBA	6,860	6,693,049
5.000%	06/01/24	—(r)	25
5.000%	09/01/25	—(r)	353
5.000%	10/01/33	5	4,979
5.000%	11/01/33	1	1,204
5.000%	11/01/33	1	1,302
5.000%	04/01/34	3	2,965
5.000%	07/01/34	3	3,279
5.000%	10/01/34	2	1,814
5.000%	03/01/35	138	138,764
5.000%	04/01/35	16	15,980
5.000%	04/01/35	154	154,383
5.000%	05/01/35	18	17,857
5.000%	06/01/35	5	4,854
5.000%	06/01/35	9	8,716
5.000%	06/01/35	19	18,661
5.000%	07/01/35	1	1,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/35	3	$3,403
5.000%	07/01/35	5	4,583
5.000%	09/01/35	11	11,523
5.000%	10/01/35	29	28,980
5.000%	10/01/35	119	119,896
5.000%	10/01/35	252	252,920
5.000%	03/01/36	44	44,300
5.000%	12/01/36	4	4,060
5.000%	12/01/36	151	151,636
5.000%	07/01/37	3	2,885
5.000%	07/01/37	419	421,173
5.000%	02/01/38	16	15,742
5.000%	05/01/38	108	109,048
5.000%	06/01/39	14	13,608
5.000%	06/01/39	63	62,891
5.000%	06/01/40	50	50,088
5.000%	06/01/40	65	64,632
5.000%	08/01/40	97	97,171
5.000%	04/01/41	201	200,454
5.000%	06/01/41	12	11,528
5.000%	06/01/41	32	31,868
5.000%	07/01/41	77	77,437
5.000%	08/01/41	6	6,039
5.000%	09/01/41	86	85,847
5.000%	01/01/42	111	110,913
5.000%	02/01/42	44	43,978
5.000%	05/01/42	69	68,784
5.000%	07/01/42	153	152,276
5.000%	11/01/44	197	196,916
5.000%	07/01/45	526	524,363
5.000%	12/01/47	1,005	1,010,617
5.000%	02/01/49	583	582,892
5.000%	08/01/52	983	961,935
5.000%	10/01/52	51	49,485
5.000%	07/01/53	768	749,597
5.000%	07/01/53	2,498	2,437,257
5.000%	09/01/53	1,445	1,413,256
5.290%	08/01/41	48	47,897
5.500%	TBA	1,845	1,835,842
5.500%	04/01/34	3	2,795
5.500%	09/01/34	59	60,042
5.500%	11/01/34	5	4,624
5.500%	12/01/34	18	18,360
5.500%	02/01/35	6	6,282
5.500%	04/01/35	11	11,176
5.500%	11/01/35	11	11,430
5.500%	11/01/35	57	58,066
5.500%	12/01/35	15	15,340
5.500%	12/01/35	72	73,075
5.500%	01/01/36	2	2,135
5.500%	01/01/36	17	17,679
5.500%	03/01/36	2	2,537
5.500%	03/01/36	3	3,332
5.500%	05/01/36	71	72,010
5.500%	05/01/36	144	146,794
5.500%	07/01/36	324	330,755
5.500%	11/01/36	1	1,319

A20

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	08/01/37	4	$3,636
5.500%	08/01/37	16	16,059
5.500%	08/01/37	22	22,429
5.500%	08/01/37	87	89,089
5.500%	08/01/37	153	154,514
5.500%	08/01/37	163	165,945
5.500%	09/01/37	60	61,274
5.500%	02/01/38	22	22,295
5.500%	02/01/38	145	147,820
5.500%	09/01/38	84	85,904
5.500%	04/01/39	46	47,060
5.500%	05/01/39	47	47,907
5.500%	03/01/40	89	90,929
5.500%	09/01/41	1	584
5.500%	09/01/41	139	142,045
5.500%	11/01/52	3,504	3,500,304
5.500%	03/01/53	1,268	1,261,829
5.500%	08/01/53	4,897	4,872,723
5.500%	10/01/53	1,421	1,418,334
5.500%	02/01/54	932	930,018
6.000%	11/01/32	3	3,553
6.000%	03/01/33	3	3,515
6.000%	04/01/33	3	3,554
6.000%	02/01/34	82	84,359
6.000%	08/01/34	3	2,917
6.000%	11/01/34	2	2,356
6.000%	11/01/34	153	158,352
6.000%	04/01/35	3	3,087
6.000%	04/01/35	3	3,295
6.000%	11/01/35	27	28,098
6.000%	12/01/35	5	5,211
6.000%	02/01/36	196	203,361
6.000%	04/01/36	—(r)	18
6.000%	05/01/36	45	46,428
6.000%	05/01/36	57	59,374
6.000%	06/01/36	6	6,258
6.000%	09/01/36	6	5,757
6.000%	09/01/36	402	414,447
6.000%	11/01/36	12	12,650
6.000%	12/01/36	2	2,281
6.000%	01/01/37	—(r)	38
6.000%	01/01/37	5	5,411
6.000%	02/01/37	4	4,239
6.000%	02/01/37	51	53,167
6.000%	03/01/37	22	22,635
6.000%	03/01/37	131	135,494
6.000%	03/01/37	339	350,725
6.000%	05/01/37	—(r)	100
6.000%	05/01/37	3	2,752
6.000%	06/01/37	6	6,486
6.000%	08/01/37	45	46,887
6.000%	08/01/37	253	261,183
6.000%	10/01/37	5	4,889
6.000%	02/01/38	21	21,751
6.000%	03/01/38	198	205,524
6.000%	04/01/38	7	7,667
6.000%	05/01/38	47	48,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/38	6	$6,661
6.000%	09/01/38	9	9,045
6.000%	10/01/38	41	42,893
6.000%	12/01/38	2	2,004
6.000%	04/01/39	3	3,047
6.000%	06/01/39	51	52,924
6.000%	09/01/39	234	242,085
6.000%	10/01/39	64	66,030
6.000%	01/01/40	2	2,500
6.000%	02/01/40	31	32,001
6.000%	10/01/40	54	56,404
6.000%	07/01/41	43	44,337
6.000%	12/01/52	1,256	1,270,466
6.000%	01/01/53	2,965	3,039,071
6.000%	02/01/53	3,189	3,267,895
6.000%	09/01/53	1,268	1,282,006
6.000%	01/01/54	6,929	6,991,240
6.500%	TBA	4,455	4,551,309
6.500%	07/01/32	2	1,709
6.500%	07/01/32	14	14,200
6.500%	07/01/32	23	24,167
6.500%	12/01/32	2	2,447
6.500%	12/01/32	6	5,934
6.500%	07/01/35	7	6,945
6.500%	12/01/35	58	60,017
6.500%	07/01/36	1	1,066
6.500%	07/01/36	224	232,047
6.500%	08/01/36	9	9,706
6.500%	08/01/36	40	40,936
6.500%	08/01/36	50	51,175
6.500%	09/01/36	25	25,222
6.500%	09/01/36	101	104,749
6.500%	10/01/36	3	2,799
6.500%	10/01/36	49	51,258
6.500%	11/01/36	2	2,421
6.500%	11/01/36	4	4,633
6.500%	12/01/36	1	1,287
6.500%	10/01/37	2	1,781
6.500%	10/01/37	41	43,367
6.500%	10/01/37	164	172,622
6.500%	08/01/38	17	18,022
6.500%	06/01/39	13	13,184
6.500%	10/01/39	63	65,508
6.500%	05/01/40	57	59,526
6.500%	05/01/40	66	69,103
6.500%	11/01/53	3,271	3,349,131
6.708%	02/01/39	18	17,933
7.000%	01/01/31	—(r)	57
7.000%	04/01/32	—(r)	48
7.000%	04/01/37	15	15,594
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	2	1,511
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.803%(c)	07/01/35	1	1,036

A21

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
5.834%(c)	12/01/35	4	$4,126
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	1	889
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	8	8,141
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.705%, Floor 1.800%)
6.055%(c)	01/01/42	34	34,584
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.520%, Floor 1.806%)
6.051%(c)	12/01/40	60	61,569
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.670%, Floor 1.818%)
6.304%(c)	02/01/42	11	10,871
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
6.120%(c)	08/01/36	3	2,508
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1	1,365
Government National Mortgage Assoc.
1.500%	12/20/36	303	261,260
1.500%	01/20/37	403	347,063
1.500%	05/20/37	683	588,191
2.000%	01/20/51	8,621	7,068,275
2.000%	03/20/51	2,472	2,026,187
2.000%	07/20/51	7,324	6,000,703
2.000%	08/20/51	5,512	4,516,010
2.000%	01/20/52	2,945	2,413,343
2.000%	03/20/52	2,744	2,248,993
2.500%	TBA	6,590	5,612,153
2.500%	08/20/50	1,433	1,223,777
2.500%	08/20/51	1,527	1,301,556
2.500%	10/20/51	14,960	12,743,267
2.500%	11/20/51	3,304	2,815,323
2.500%	12/20/51	3,048	2,596,655
2.500%	03/20/52	3,169	2,698,915
3.000%	10/15/42	16	14,134
3.000%	12/15/42	5	4,772
3.000%	05/15/43	14	12,444
3.000%	06/15/43	2	1,438
3.000%	07/15/43	32	28,733
3.000%	08/20/43	368	330,795
3.000%	09/20/43	349	313,820
3.000%	01/20/44	37	33,238
3.000%	02/20/44	126	112,879
3.000%	05/20/45	2,115	1,893,632
3.000%	10/20/45	137	123,007
3.000%	05/20/46	60	52,468
3.000%	05/20/46	119	104,983
3.000%	05/20/46	346	309,602
3.000%	06/20/46	86	77,291
3.000%	06/20/46	282	248,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/20/46	79	$69,345
3.000%	07/20/46	117	103,061
3.000%	07/20/46	169	150,694
3.000%	07/20/46	170	149,860
3.000%	07/20/46	354	311,508
3.000%	07/20/46	371	326,695
3.000%	08/20/46	103	90,127
3.000%	08/20/46	155	136,263
3.000%	08/20/46	161	141,401
3.000%	09/20/46	78	68,805
3.000%	09/20/46	90	79,111
3.000%	09/20/46	95	84,717
3.000%	10/20/46	2,963	2,648,996
3.000%	11/20/46	762	681,250
3.000%	08/20/49	226	198,156
3.000%	10/20/49	498	431,551
3.000%	12/20/49	7	5,942
3.000%	01/20/50	11	9,561
3.000%	04/20/50	126	111,614
3.000%	05/20/50	989	859,996
3.000%	07/20/50	143	126,336
3.000%	07/20/50	238	202,874
3.000%	05/20/51	1,102	971,958
3.000%	06/20/51	859	757,105
3.000%	07/20/51	3,083	2,718,192
3.000%	10/20/51	3,961	3,492,325
3.000%	06/20/52	3,539	3,120,473
3.500%	01/15/42	4	3,795
3.500%	03/20/42	10	9,187
3.500%	05/20/42	15	13,734
3.500%	06/20/42	169	157,101
3.500%	08/20/42	284	263,648
3.500%	11/20/42	6	5,401
3.500%	12/20/42	149	138,052
3.500%	01/20/43	30	27,569
3.500%	02/20/43	10	9,142
3.500%	03/20/43	367	335,362
3.500%	03/20/43	1,708	1,587,199
3.500%	04/20/43	48	44,331
3.500%	05/20/43	189	175,580
3.500%	08/20/43	11	10,041
3.500%	09/20/43	38	35,310
3.500%	10/15/43	17	15,560
3.500%	11/15/43	467	435,000
3.500%	03/20/44	1	1,294
3.500%	10/20/44	56	51,700
3.500%	02/15/45	67	62,378
3.500%	02/20/45	185	169,893
3.500%	07/20/45	108	99,549
3.500%	10/20/45	6	5,820
3.500%	02/20/46	21	19,378
3.500%	03/20/46	814	748,546
3.500%	04/20/46	11	9,856
3.500%	05/20/46	3	2,483
3.500%	05/20/46	3	3,182
3.500%	05/20/46	5	4,961
3.500%	05/20/46	6	5,802

A22

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/46	8	$7,498
3.500%	05/20/46	11	9,769
3.500%	06/20/46	6	5,544
3.500%	06/20/46	7	6,410
3.500%	06/20/46	8	7,105
3.500%	06/20/46	8	7,566
3.500%	06/20/46	31	28,242
3.500%	06/20/46	2,038	1,883,092
3.500%	07/20/46	185	171,122
3.500%	07/20/46	594	547,641
3.500%	09/20/46	188	172,741
3.500%	10/20/46	2,164	1,993,289
3.500%	11/20/46	106	97,670
3.500%	04/20/47	40	36,570
3.500%	07/20/47	59	54,421
3.500%	12/20/47	1,586	1,459,477
3.500%	02/20/48	64	59,175
3.500%	02/20/48	89	81,962
3.500%	12/20/49	1	923
3.500%	12/20/49	3	2,899
3.500%	12/20/49	4	3,680
3.500%	01/20/50	723	664,443
3.500%	03/20/50	1,385	1,267,355
3.500%	04/20/50	183	168,201
3.500%	05/20/50	277	254,713
3.500%	11/20/50	302	276,929
4.000%	09/20/25	3	3,345
4.000%	11/20/25	9	8,443
4.000%	01/20/26	3	2,646
4.000%	10/20/40	27	25,499
4.000%	02/15/41	3	2,734
4.000%	02/20/41	30	28,690
4.000%	03/15/41	3	2,442
4.000%	03/20/41	118	113,618
4.000%	05/20/41	236	226,757
4.000%	10/15/41	13	12,017
4.000%	10/15/41	48	45,544
4.000%	10/15/41	54	51,968
4.000%	10/20/41	334	321,438
4.000%	11/20/41	46	44,342
4.000%	12/20/41	23	21,647
4.000%	04/20/42	12	11,929
4.000%	09/20/42	22	21,578
4.000%	11/20/42	19	18,492
4.000%	08/20/43	9	8,256
4.000%	01/20/44	41	39,738
4.000%	02/20/44	13	12,550
4.000%	03/20/45	1,302	1,249,858
4.000%	08/20/45	86	82,088
4.000%	09/20/45	918	876,597
4.000%	01/20/46	22	20,939
4.000%	05/20/46	26	24,857
4.000%	01/15/47	9	8,120
4.000%	01/15/47	10	9,575
4.000%	06/20/47	898	852,672
4.000%	09/20/47	844	800,583
4.000%	01/20/48	301	283,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/20/49	90	$84,996
4.000%	10/20/50	1,846	1,745,037
4.000%	10/20/52	8,275	7,741,031
4.500%	04/20/35	6	5,744
4.500%	05/15/39	3	3,150
4.500%	08/15/39	22	22,130
4.500%	09/15/39	117	115,703
4.500%	09/20/39	1	1,438
4.500%	10/15/39	8	8,268
4.500%	11/15/39	4	4,089
4.500%	11/15/39	7	6,634
4.500%	11/20/39	31	30,782
4.500%	02/15/40	14	13,939
4.500%	02/20/40	273	269,333
4.500%	03/15/40	28	27,982
4.500%	05/20/40	230	226,538
4.500%	06/15/40	1	1,347
4.500%	06/15/40	11	10,404
4.500%	06/15/40	11	11,107
4.500%	06/15/40	39	38,396
4.500%	06/15/40	122	119,457
4.500%	07/15/40	1	1,029
4.500%	07/15/40	4	3,426
4.500%	08/15/40	18	17,417
4.500%	09/15/40	59	58,348
4.500%	09/20/40	129	127,389
4.500%	10/15/40	5	5,252
4.500%	11/20/40	68	66,793
4.500%	01/20/41	13	13,273
4.500%	02/20/41	303	298,957
4.500%	03/15/41	49	47,679
4.500%	03/20/41	342	337,144
4.500%	05/20/41	1	839
4.500%	05/20/41	22	22,029
4.500%	06/20/41	4	3,807
4.500%	07/20/41	42	41,282
4.500%	08/20/41	263	258,825
4.500%	11/20/41	687	676,852
4.500%	02/20/42	1	1,019
4.500%	05/20/42	7	6,696
4.500%	06/20/43	1	1,261
4.500%	06/20/44	1	1,182
4.500%	10/20/44	1	1,150
4.500%	01/20/45	1	1,038
4.500%	09/15/45	201	197,457
4.500%	01/20/46	151	148,801
4.500%	03/20/46	2	1,765
4.500%	05/20/46	1	1,304
4.500%	07/20/46	58	56,766
4.500%	08/20/46	100	98,737
4.500%	09/20/46	84	81,384
4.500%	01/20/47	220	216,842
4.500%	03/20/47	155	151,804
4.500%	09/20/48	46	44,627
4.500%	09/20/49	373	358,697
4.500%	10/20/52	4,494	4,320,062
4.500%	04/20/53	1,310	1,258,408

A23

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	TBA	1,480	$1,454,480
5.000%	01/20/33	1	647
5.000%	05/20/33	4	4,051
5.000%	11/15/33	2	1,633
5.000%	03/20/34	—(r)	452
5.000%	05/15/34	97	96,060
5.000%	12/20/34	3	3,260
5.000%	02/20/35	3	2,815
5.000%	03/20/35	2	2,349
5.000%	06/20/35	—(r)	433
5.000%	08/20/35	2	2,105
5.000%	12/20/35	3	2,872
5.000%	01/20/36	1	840
5.000%	03/20/36	4	4,124
5.000%	04/15/39	3	2,836
5.000%	04/20/39	3	3,234
5.000%	07/20/39	48	48,750
5.000%	08/15/39	4	3,787
5.000%	09/15/39	40	39,705
5.000%	10/15/39	8	7,896
5.000%	10/15/39	26	26,309
5.000%	10/20/39	2	2,433
5.000%	12/15/39	5	5,153
5.000%	01/15/40	4	4,462
5.000%	02/15/40	78	78,999
5.000%	02/15/40	81	81,408
5.000%	04/15/40	35	34,663
5.000%	05/20/40	203	204,154
5.000%	06/15/40	23	23,454
5.000%	06/15/40	34	33,824
5.000%	06/20/40	146	146,779
5.000%	07/15/40	4	3,585
5.000%	08/15/40	8	7,812
5.000%	08/20/40	110	110,722
5.000%	09/15/40	6	5,616
5.000%	09/15/40	6	6,326
5.000%	09/20/40	72	72,964
5.000%	10/20/40	23	23,656
5.000%	11/20/40	13	12,841
5.000%	03/20/41	149	150,753
5.000%	06/20/41	8	8,049
5.000%	08/20/41	169	170,027
5.000%	08/20/42	1	1,312
5.000%	11/20/42	9	8,883
5.000%	06/20/47	179	178,884
5.000%	07/20/47	31	30,533
5.000%	08/20/47	12	11,687
5.000%	10/20/47	21	20,809
5.000%	11/20/47	111	110,930
5.000%	02/20/48	19	19,406
5.000%	04/20/48	72	72,244
5.000%	05/20/48	6	5,914
5.000%	06/20/48	20	20,052
5.000%	06/20/48	104	103,223
5.000%	09/20/48	705	701,360
5.000%	12/20/48	521	518,723
5.000%	05/20/49	35	34,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/20/49	859	$854,141
5.000%	08/20/52	649	638,674
5.500%	TBA	1,375	1,373,709
5.500%	10/20/32	—(r)	496
5.500%	03/20/34	2	1,703
5.500%	01/20/36	327	337,252
5.500%	08/20/38	5	4,737
5.500%	03/20/48	165	169,269
5.500%	04/20/48	128	130,769
5.500%	05/20/48	116	118,292
5.500%	09/20/48	1	1,413
5.500%	10/20/48	35	35,343
5.500%	11/20/48	167	169,486
5.500%	12/20/48	584	593,736
5.500%	01/20/49	146	147,880
5.500%	03/20/49	191	193,907
5.500%	04/20/49	10	10,193
5.500%	06/20/52	265	264,337
6.000%	TBA	5,025	5,068,919
6.000%	12/20/38	509	525,168
6.000%	05/15/40	152	157,255
6.500%	TBA	2,580	2,623,016
7.000%	02/20/29	6	5,972
8.500%	06/15/26	—(r)	314

Total U.S. Government Agency Obligations (cost $569,975,215)			567,723,460
U.S. Treasury Obligations — 31.3%
U.S. Treasury Bonds
3.375%	08/15/42	46,780	40,428,153
3.625%	02/15/53	23,860	20,963,247
3.625%	05/15/53	4,155	3,653,154
3.875%	02/15/43	14,380	13,299,253
4.000%	11/15/42(k)	40,095	37,783,273
4.125%	08/15/53	41,005	39,441,684
4.375%	08/15/43	13,915	13,758,456
4.750%	11/15/53	55,745	59,542,628
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/33	83,493	80,210,693
1.750%	01/15/34	28,159	27,836,240
U.S. Treasury Notes
0.625%	08/15/30	37,750	30,235,391
1.250%	08/15/31	2,535	2,065,629
1.375%	11/15/31	5,470	4,470,016
1.500%	01/31/27	18,610	17,163,363
1.500%	02/15/30	8,330	7,161,197
1.875%	02/28/29	4,580	4,103,752
3.250%	06/30/27	18,310	17,686,316
4.125%	06/15/26	47,320	46,857,891
4.125%	08/31/30(a)	50,020	49,719,099
4.500%	07/15/26	33,825	33,780,076
4.625%	09/15/26	65,196	65,349,003

A24

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
4.625%	10/15/26	61,025	$61,201,401

Total U.S. Treasury Obligations (cost $684,500,201)			676,709,915

Total Long-Term Investments (cost $2,095,602,173)			2,101,467,089

	Shares
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	94,275,406	94,275,406
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $107,044,815; includes $106,042,611 of cash collateral for securities on loan)(b)(wb)	107,111,952	107,058,396

Total Short-Term Investments (cost $201,320,221)		201,333,802

TOTAL INVESTMENTS—106.5% (cost $2,296,922,394)		2,302,800,891

Liabilities in excess of other assets(z) — (6.5)%		(139,826,899)

Net Assets — 100.0%		$2,162,973,992

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,013,758; cash collateral of $106,042,611 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
4,092	5 Year U.S. Treasury Notes	Jun. 2024	$437,907,958	$445,045
Short Positions:
904	10 Year U.S. Ultra Treasury Notes	Jun. 2024	103,606,880	16,874
A25

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
521	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	$67,209,000	$(1,092,430)
				(1,075,556)
				$(630,511)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/24/24	BNYM	EUR	1,861	$2,012,144	$2,012,154	$—	$(10)
Expiring 05/24/24	BNYM	EUR	1,593	1,730,767	1,722,851	7,916	—
Expiring 05/24/24	BNYM	EUR	1,308	1,413,447	1,414,125	—	(678)
Expiring 05/24/24	BNYM	EUR	1,110	1,207,969	1,200,432	7,537	—
Expiring 05/24/24	BNYM	EUR	1,042	1,128,919	1,126,821	2,098	—
Expiring 05/24/24	BNYM	EUR	759	821,656	821,035	621	—
Expiring 05/24/24	BNYM	EUR	584	634,139	631,392	2,747	—
Expiring 05/24/24	BNYM	EUR	291	316,070	314,578	1,492	—
Expiring 05/24/24	BNYM	EUR	176	191,395	190,430	965	—
				$9,456,506	$9,433,818	$23,376	$(688)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Freeport-McMoRan, Inc.	12/20/28	1.000%(Q)	3,444	0.955%	$(13,212)	$7,738	$20,950
United Mexican States	12/20/28	1.000%(Q)	21,358	0.835%	102,823	156,924	54,101
					$89,611	$164,662	$75,051

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.IG.40.V1	12/20/28	1.000%(Q)	15,296		0.632%		$198,347		$244,078		$45,731
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	165,888		0.463%		2,884,183		3,842,072		957,889
							$3,082,530		$4,086,150		$1,003,620

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	58,183	$589,473	$1,547,723	$(958,250)	MSI
A26

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.AAA	04/17/65	0.500%(M)	2,376	$31,927	$73,517	$(41,590)	MSI
				$621,400	$1,621,240	$(999,840)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27